Property, Plant and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment, net consists of LNG terminal costs and fixed assets, as follows (in thousands):

	June 30,	December 31,
	2017	2016
LNG terminal costs
LNG terminal construction-in-process	$7,474,008	$6,060,299
LNG site and related costs	13,844	14,006
Total LNG terminal costs	7,487,852	6,074,305
Fixed assets
Fixed assets	4,598	2,620
Accumulated depreciation	(489)	(253)
Total fixed assets, net	4,109	2,367
Property, plant and equipment, net	$7,491,961	$6,076,672

Property, plant and equipment consists of LNG terminal costs and fixed assets, as follows (in thousands):

	December 31,
	2016	2015
LNG terminal costs
LNG terminal construction-in-process	$6,060,299	$3,913,975
LNG site and related costs	14,006	10,122
Total LNG terminal costs	6,074,305	3,924,097
Fixed assets
Fixed assets	2,620	509
Accumulated depreciation	(253)	(55)
Total fixed assets, net	2,367	454
Property, plant and equipment, net	$6,076,672	$3,924,551